UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.  Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2014

Shares	Security Description	Value

Common Stock - 96.3%
Apparel & Luxury Goods - 1.8%
2,843	G-III Apparel Group, Ltd. (a)	$235,571
5,385	Vince Holding Corp. (a)	162,950
		398,521
Biotechnology - 3.3%
11,130	ACADIA Pharmaceuticals, Inc. (a)	275,579
2,260	Exact Sciences Corp. (a)	43,799
4,145	Isis Pharmaceuticals, Inc. (a)	160,950
27,390	MiMedx Group, Inc. (a)	195,291
2,475	NPS Pharmaceuticals, Inc. (a)	64,350
		739,969
Business Services - 2.0%
2,080	Medidata Solutions, Inc. (a)	92,123
13,295	Textura Corp. (a)	350,988
		443,111
Consumer Discretionary - 11.1%
9,140	American Eagle Outfitters, Inc.	132,713
6,460	Big Lots, Inc.	278,103
12,385	Burlington Stores, Inc. (a)	493,666
12,370	Christopher & Banks Corp. (a)	122,339
5,025	Gentherm, Inc. (a)	212,206
16,720	LifeLock, Inc. (a)	238,929
8,680	Malibu Boats, Inc., Class A (a)	160,753
5,460	Motorcar Parts of America, Inc. (a)	148,567
10,925	Sonic Corp. (a)	244,283
1,325	The Jack in the Box, Inc.	90,352
18,420	Tuesday Morning Corp. (a)	357,440
		2,479,351
Consumer Staples - 5.8%
5,805	Amsurg Corp. (a)	290,540
7,620	BioDelivery Sciences International, Inc. (a)	130,226
3,690	Bluebird Bio, Inc. (a)	132,397
6,055	HealthEquity, Inc. (a)	110,867
670	Puma Biotechnology, Inc. (a)	159,842
7,035	Smart & Final Stores, Inc. (a)	101,515
5,415	Zafgen, Inc. (a)	106,405
12,115	Zeltiq Aesthetics, Inc. (a)	274,162
		1,305,954
Energy - 2.4%
5,240	Bonanza Creek Energy, Inc. (a)	298,156
2,115	Carrizo Oil & Gas, Inc. (a)	113,829
1,550	Diamondback Energy, Inc. (a)	115,909
		527,894
Financial Services - 2.6%
8,255	Bank of the Ozarks, Inc.	260,198
1,270	Portfolio Recovery Associates, Inc. (a)	66,332
Shares	Security Description	Value

10,200	Western Alliance Bancorp. (a)	$243,780
		570,310
Health-Care - 16.0%
8,115	Acadia Healthcare Co., Inc. (a)	393,577
7,153	DexCom, Inc. (a)	286,048
6,639	ExamWorks Group, Inc. (a)	217,427
5,090	ICON PLC (a)	291,301
8,454	LDR Holding Corp. (a)	263,173
5,105	LifePoint Hospitals, Inc. (a)	353,215
2,550	Molina Healthcare, Inc. (a)	107,865
5,470	Natus Medical, Inc. (a)	161,420
8,035	NuVasive, Inc. (a)	280,180
7,010	Team Health Holdings, Inc. (a)	406,510
10,715	The Spectranetics Corp. (a)	284,698
9,715	Tornier NV (a)	232,189
2,700	Ultragenyx Pharmaceutical, Inc. (a)	152,820
4,530	Wright Medical Group, Inc. (a)	137,259
		3,567,682
Industrials - 15.3%
5,850	Enphase Energy, Inc. (a)	87,692
9,830	H&E Equipment Services, Inc.	395,952
19,520	Headwaters, Inc. (a)	244,781
25,465	InnerWorkings, Inc. (a)	206,012
21,070	JetBlue Airways Corp. (a)	223,763
16,950	Knight Transportation, Inc.	464,260
6,935	Paylocity Holding Corp. (a)	136,273
4,505	Polypore International, Inc. (a)	175,290
6,160	Saia, Inc. (a)	305,290
6,760	Spirit Airlines, Inc. (a)	467,386
8,265	William Lyon Homes, Class A (a)	182,656
14,080	XPO Logistics, Inc. (a)	530,394
		3,419,749
Machinery - 1.2%
1,300	Proto Labs, Inc. (a)	89,700
13,725	Wabash National Corp. (a)	182,817
		272,517
Materials - 3.3%
9,190	Globe Specialty Metals, Inc.	167,166
11,875	Horsehead Holding Corp. (a)	196,294
5,915	US Silica Holdings, Inc.	369,746
		733,206
Pharmaceuticals - 4.4%
6,785	Akorn, Inc. (a)	246,092
15,658	Flamel Technologies SA, ADR (a)	224,066
5,255	Pacira Pharmaceuticals, Inc. (a)	509,315
		979,473
Retail - 2.3%
7,010	Fiesta Restaurant Group, Inc. (a)	348,257

ADAMS HARKNESS SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2014

Shares	Security Description	Value

1,970	Restoration Hardware Holdings, Inc. (a)	$156,713
		504,970
Software - 2.9%
7,015	LogMeIn, Inc. (a)	323,181
7,015	Synchronoss Technologies, Inc. (a)	321,147
		644,328
Specialty Retail - 2.7%
1,335	Asbury Automotive Group, Inc. (a)	86,001
5,880	Mattress Firm Holding Corp. (a)	353,153
6,870	The Finish Line, Inc., Class A	171,956
		611,110
Technology - 19.2%
16,370	Aruba Networks, Inc. (a)	353,265
7,860	Cavium, Inc. (a)	390,878
5,095	Cognex Corp. (a)	205,176
10,810	Constant Contact, Inc. (a)	293,383
4,750	Electronics For Imaging, Inc. (a)	209,807
10,335	Everyday Health, Inc. (a)	144,380
26,450	Integrated Device Technology, Inc. (a)	421,877
2,700	InvenSense, Inc. (a)	53,271
7,140	Manhattan Associates, Inc. (a)	238,619
9,425	Marketo, Inc. (a)	304,427
4,180	Methode Electronics, Inc.	154,117
10,055	Monolithic Power Systems, Inc.	442,923
6,950	Proofpoint, Inc. (a)	258,123
7,685	Q2 Holdings, Inc. (a)	107,590
1,015	Synaptics, Inc. (a)	74,298
6,400	Veeco Instruments, Inc. (a)	223,680
9,070	VeriFone Systems, Inc. (a)	311,827
2,436	WebMD Health Corp. (a)	101,849
		4,289,490
Total Common Stock (Cost $20,430,072)	21,487,635
Total Investments - 96.3% (Cost $20,430,072)*	$21,487,635
Other Assets & Liabilities, Net – 3.7%	818,296
Net Assets – 100.0%	$22,305,931

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,693,108
Gross Unrealized Depreciation	(635,545)
Net Unrealized Appreciation	$1,057,563

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$21,487,635
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$21,487,635

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2014

Shares	Security Description	Value

Common Stock - 96.6%
Australia - 0.9%
45,900	BHP Billiton PLC, ADR	$2,548,827

Belgium - 1.2%
20,436	Solvay SA, Class A	3,146,446

Canada - 2.1%
85,437	Methanex Corp.	5,703,174

Finland - 3.0%
151,410	Caverion Corp.	1,156,993
80,376	Kone Oyj, Class B	3,230,333
98,520	Konecranes Oyj	2,650,481
148,510	YIT Oyj	1,146,087
		8,183,894
France - 4.3%
19,265	Christian Dior SA	3,228,945
217,200	Etablissements Maurel et Prom (a)	3,060,202
42,941	Imerys SA	3,166,336
61,707	Ipsos	1,574,759
71,930	Transgene SA (a)	790,405
		11,820,647
Germany - 9.2%
28,400	BASF SE	2,605,284
212,800	Deutsche Telekom AG	3,225,326
119,890	Freenet AG	3,120,156
38,400	Hannover Rueck SE	3,105,043
51,886	LANXESS AG	2,864,191
14,900	Muenchener Rueckversicherungs AG, Class R	2,946,185
77,500	Symrise AG	4,127,870
60,016	Wincor Nixdorf AG	3,074,579
		25,068,634
Hong Kong - 1.3%
2,196,000	Guangdong Investment, Ltd.	2,565,113
10,375,000	REXLot Holdings, Ltd.	1,055,558
		3,620,671
India - 1.4%
60,905	Infosys, Ltd., ADR	3,684,143

Shares	Security Description	Value

Ireland - 4.3%
112,365	CRH PLC	$2,570,219
2,372,838	Greencore Group PLC	9,001,341
		11,571,560
Israel - 1.3%
65,600	Teva Pharmaceutical Industries, Ltd., ADR	3,526,000

Italy - 2.0%
134,389	GTECH SpA	3,192,811
307,950	Trevi Finanziaria Industriale SpA	2,183,990
		5,376,801
Japan - 4.5%
117,200	Asahi Group Holdings, Ltd.	3,390,705
64,800	KDDI Corp.	3,895,386
49,916	MEIJI Holdings Co., Ltd.	3,945,947
730,000	Showa Denko KK	958,468
		12,190,506
Norway - 3.7%
180,096	DNB ASA	3,372,201
329,929	SpareBank 1 SR Bank ASA	3,132,522
73,000	Yara International ASA	3,665,481
		10,170,204
Russian Federation - 0.4%
137,700	Sberbank of Russia, ADR	1,090,584

South Africa - 1.3%
64,370	Sasol, Ltd.	3,499,266

South Korea - 1.0%
2,544	Samsung Electronics Co., Ltd.	2,854,391

Sweden - 5.2%
305,200	Duni AB, Class A	3,827,689
91,802	Investor AB, Class B	3,246,656
114,203	Loomis AB, Class B	3,268,143
78,200	Svenska Handelsbanken AB, Class A	3,679,171
		14,021,659

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2014

Shares	Security Description	Value

Switzerland - 1.4%
39,300	Novartis AG	$3,711,004

Thailand - 1.1%
1,921,550	Thai Oil PCL	3,051,961

United Kingdom - 8.6%
516,363	Barratt Developments PLC	3,315,761
396,793	BBA Aviation PLC	2,090,598
123,988	Bellway PLC	3,149,720
146,476	Persimmon PLC	3,167,711
384,269	Rexam PLC	3,063,706
154,431	Standard Chartered PLC	2,855,308
1,738,367	Taylor Wimpey PLC	3,178,878
246,657	Tullow Oil PLC	2,577,150
		23,398,832
United States - 38.4%
20,689	Actavis PLC (a)	4,991,842
70,200	ALLETE, Inc.	3,116,178
185,050	Ameris Bancorp	4,061,848
227,404	Astoria Financial Corp.	2,817,536
121,920	BNC Bancorp	1,909,267
89,000	Brookline Bancorp, Inc.	760,950
189,467	Brooks Automation, Inc.	1,991,298
37,851	Carter's, Inc.	2,934,210
169,774	Colony Bankcorp, Inc. (a)	1,116,264
159,200	Dime Community Bancshares, Inc.	2,292,480
107,073	FairPoint Communications, Inc. (a)	1,624,297
575,114	Frontier Communications Corp.	3,743,992
29,867	General Dynamics Corp.	3,795,797
95,400	Hewlett-Packard Co.	3,383,838
90,924	Independent Bank Corp.	3,247,805
141,263	International Bancshares Corp.	3,484,252
67,982	Marathon Oil Corp.	2,555,443
40,291	Marathon Petroleum Corp.	3,411,439
85,500	Microsoft Corp.	3,963,780
36,344	NextEra Energy, Inc.	3,411,975
33,200	Peoples Bancorp, Inc.	788,500
25,065	Praxair, Inc.	3,233,385
61,733	Quest Diagnostics, Inc.	3,745,958
165,124	Regal Entertainment Group, Class A	3,282,665
186,097	Southwest Bancorp, Inc.	3,051,991
37,455	The Chubb Corp.	3,411,401
32,700	The JM Smucker Co.	3,236,973

Shares	Security Description	Value

196,400	The Western Union Co.	$3,150,256
42,384	UnitedHealth Group, Inc.	3,655,620
169,900	Univest Corp. of Pennsylvania	3,185,625
63,351	Verizon Communications, Inc.	3,166,917
117,738	Webster Financial Corp.	3,430,885
36,600	WellPoint, Inc.	4,378,092
297,900	Xerox Corp.	3,941,217
		104,273,976

Total Common Stock (Cost $208,805,016)	262,513,180

Principal	Security Description	Rate	Maturity	Value

Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$33,000	Middlesex Federal Savings Bank	0.50%	12/15/14	33,000
33,012	Stoneham Savings Bank	0.25	11/24/14	33,012
Total Certificates of Deposit (Cost $66,012)	66,012
Total Short-Term Investments (Cost $66,012)	66,012

Total Investments - 96.6% (Cost $208,871,028)*	$262,579,192
Other Assets & Liabilities, Net – 3.4%	9,114,904
Net Assets – 100.0%	$271,694,096

ADR	American Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company
(a)	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,109,795
Gross Unrealized Depreciation	(17,401,631)
Net Unrealized Appreciation	$53,708,164

POLARIS GLOBAL VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2014

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

	Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Australia	$2,548,827	$-	$-	$2,548,827
Belgium	3,146,446	-	-	3,146,446
Canada	5,703,174	-	-	5,703,174
Finland	8,183,894	-	-	8,183,894
France	11,820,647	-	-	11,820,647
Germany	25,068,634	-	-	25,068,634
Hong Kong	3,620,671	-	-	3,620,671
India	3,684,143	-	-	3,684,143
Ireland	11,571,560	-	-	11,571,560
Israel	3,526,000	-	-	3,526,000
Italy	5,376,801	-	-	5,376,801
Japan	12,190,506	-	-	12,190,506
Norway	10,170,204	-	-	10,170,204
Russian Federation	1,090,584	-	-	1,090,584
South Africa	3,499,266	-	-	3,499,266
South Korea	2,854,391	-	-	2,854,391
Sweden	14,021,659	-	-	14,021,659
Switzerland	3,711,004	-	-	3,711,004
Thailand	-	3,051,961	-	3,051,961
United Kingdom	23,398,832	-	-	23,398,832
United States	104,273,976	-	-	104,273,976
Certificates of Deposit	-	66,012	-	66,012
Total Investments At Value	$259,461,219	$3,117,973	$-	$262,579,192

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND SCHEDULE OF INVESTMENTS (Unaudited) SEPTEMBER 30, 2014

Shares	Security Description	Value

Common Stock - 95.4%
Consumer Discretionary - 17.6%
38,630	AutoNation, Inc. (a)	$1,943,475
85,300	Comcast Corp., Class A	4,587,434
66,030	Delphi Automotive PLC	4,050,280
69,258	Imax Corp. (a)	1,901,825
96,300	Johnson Controls, Inc.	4,237,200
38,580	Starbucks Corp.	2,911,247
		19,631,461
Energy - 11.6%
42,321	Devon Energy Corp.	2,885,446
85,930	Marathon Oil Corp.	3,230,109
34,910	Schlumberger, Ltd.	3,549,998
60,755	The Williams Cos., Inc.	3,362,789
		13,028,342
Financials - 18.5%
51,120	ACE, Ltd.	5,360,955
105,250	American International Group, Inc.	5,685,605
90,191	CIT Group, Inc.	4,145,178
102,904	MetLife, Inc.	5,528,003
		20,719,741
Industrials - 19.4%
74,080	Avery Dennison Corp.	3,307,672
46,000	Danaher Corp.	3,495,080
53,010	Delta Air Lines, Inc.	1,916,312
45,830	Pentair PLC	3,001,407
131,820	Republic Services, Inc.	5,143,616
49,190	United Parcel Service, Inc., Class B	4,834,885
		21,698,972
Materials - 1.5%
36,850	Carpenter Technology Corp.	1,663,777

Pharmaceuticals, Biotechnology and Life Sciences - 9.1%
40,340	Celgene Corp. (a)	3,823,425
14,800	Gilead Sciences, Inc. (a)	1,575,460
39,490	Thermo Fisher Scientific, Inc.	4,805,933
		10,204,818
Software & Services - 10.8%
3,082	Google, Inc., Class A (a)	1,813,479
5,197	Google, Inc., Class C (a)	3,000,540
81,405	Microsoft Corp.	3,773,936
89,710	Oracle Corp.	3,434,099
		12,022,054
Technology Hardware & Equipment - 6.9%
45,250	Apple, Inc.	4,558,937
103,780	Trimble Navigation, Ltd. (a)	3,165,290
		7,724,227
Total Common Stock (Cost $72,829,383)	106,693,392
Money Market Funds - 4.1%
4,601,006	Fidelity Institutional Cash Money Market Fund, 0.04% (b) (Cost $4,601,006)	4,601,006
Total Investments - 99.5% (Cost $77,430,389)*	$111,294,398
Other Assets & Liabilities, Net – 0.5%	560,488
Net Assets – 100.0%	$111,854,886
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,332,917
Gross Unrealized Depreciation	(468,908)
Net Unrealized Appreciation	$33,864,009

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$106,693,392
Level 2 - Other Significant Observable Inputs	4,601,006
Level 3 - Significant Unobservable Inputs	-
Total	$111,294,398

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by type.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
((a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           October 28, 2014

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           October 28, 2014